Properties Held for Sale (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) property	Dec. 31, 2014 USD ($) property	Dec. 31, 2013 USD ($) property
Properties Held for Sale
Number of properties obtained in settlement of accounts receivable	29	30	14
Properties held for sale obtained in settlement of accounts receivable | $	$ 6,038,699	$ 7,122,155	$ 6,678,302
Number of properties transferred for settlement of customer deposits			36
Properties held for sale transferred in settlement of customer deposits | $			$ 9,928,558
Advance payment for properties to be held for sale | $	7,416,781	51,983,436
Gain (loss) from sale of properties held for sale | $	720,486	0	$ 118,559
Carrying amount of properties held for sale | $	$ 50,249,134	$ 34,841,895
Residential properties
Properties Held for Sale
Number of properties obtained in settlement of accounts receivable	27	20
Number of property title transfers in process	87	113
Number of properties held for sale	157	147
Car parking space properties
Properties Held for Sale
Number of properties obtained in settlement of accounts receivable		5	5
Number of property title transfers in process	30
Number of properties held for sale	9	9
Commercial properties
Properties Held for Sale
Number of properties obtained in settlement of accounts receivable	2	5
Number of property title transfers in process		55
Advance payment for properties to be held for sale | $	$ 36,962,257
Number of properties held for sale	19	5
Properties held for sale transferred to property and equipment | $	$ 73,112,610